Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2014 and 2013 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2012	391,977	$5.87	4.3
Granted	8,620,062	0.26
Exercised	—	—
Forfeited	(1,261,561)	0.49
Outstanding at December 31, 2013	7,750,478	$0.51	8.1
Granted	4,358,831	0.38
Exercised	(1,250)	0.24
Forfeited	(194,285)	0.85
Outstanding at December 31, 2014	11,913,774	$0.46	6.5

Exercisable at December 31, 2014	4,471,936	$0.58	7.6

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
A summary of the nonvested stock option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2014 and 2013 is presented below:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2012	308,627	$2.17	2.9
Granted	8,620,062	0.20
Vested	(1,871,201)	0.36
Forfeited	(1,248,125)	0.23
Nonvested at December 31, 2013	5,809,363	$0.24	3.3
Granted	4,358,831	0.38
Vested	(2,566,848)	0.23
Forfeited	(159,508)	0.21
Nonvested at December 31, 2014	7,441,838	$0.20	3.0

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
The following table contains summarized information about nonvested restricted stock outstanding during the twelve months ended December 31, 2014 and 2013:

Restricted Stock	Common Shares
Nonvested at December 31, 2012	48,582
Granted	1,354,412
Vested	(1,402,994)
Forfeited	—
Nonvested at December 31, 2013	—
Granted	392,432
Vested	(392,432)
Forfeited	—
Nonvested at December 31, 2014	—